Commitments and Contingencies - Summary of Lease Cost (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Operating lease cost
Short-term lease cost	$ 127
Sublease income	(63)
Total lease cost	4,110
Operating cash flows from operating leases	$ 3,160
Weighted-average remaining lease term-operating leases	5 years 10 months 24 days
Weighted-average discount rate-operating leases	11.12%
Research and Development
Operating lease cost
Operating lease cost	$ 3,744
General and Administrative
Operating lease cost
Operating lease cost	$ 302